Consolidated statements of operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenue
Passenger revenue	R$ 17,227,728	R$ 14,594,945	R$ 8,811,044
Other revenues	1,326,697	1,353,122	1,164,685
Total Revenue	18,554,425	15,948,067	9,975,729
Operating expenses
Aircraft fuel	(5,890,485)	(6,561,288)	(3,257,223)
Salaries and benefits	(2,408,364)	(1,954,568)	(1,748,441)
Airport taxes and fees	(1,059,258)	(911,246)	(677,653)
Auxiliary services for air transport	(807,563)	(641,900)	(395,533)
Maintenance	(898,282)	(616,209)	(546,647)
Advertising and publicity	(779,264)	(699,003)	(403,987)
Depreciation and amortization	(2,404,223)	(2,094,448)	(1,544,333)
Impairment and onerous contracts	245,636	1,102,791	1,075,682
Insurance	(89,492)	(103,216)	(80,256)
Other	(2,802,036)	(2,039,425)	(2,342,543)
Total operating expenses	(16,893,331)	(14,518,512)	(9,920,934)
Operating profit	1,661,094	1,429,555	54,795
Financial result
Financial income	220,141	277,289	154,280
Financial expenses	(5,608,771)	(4,793,782)	(3,838,243)
Derivative financial instruments, net	(238,458)	958,005	864,184
Foreign currency exchange, net	1,625,064	1,406,566	(1,443,046)
Financial result	(4,002,024)	(2,151,922)	(4,262,825)
Result from related party transactions	0	0	(5,178)
Loss before income tax and social contribution	(2,340,930)	(722,367)	(4,213,208)
Deferred income tax and social contribution	(39,526)	0	0
Loss for the year	R$ (2,380,456)	R$ (722,367)	R$ (4,213,208)
Common shares
Financial result
Basic net income (loss) per share	R$ (0.09)	R$ (0.03)	R$ (0.16)
Diluted net income (loss) per share	(0.09)	(0.03)	(0.16)
Preferred shares
Financial result
Basic net income (loss) per share	(6.85)	(2.08)	(12.19)
Diluted net income (loss) per share	R$ (6.85)	R$ (2.08)	R$ (12.19)